Fair Value Quantitative and Qualitative Disclosures - Summary of Valuation Techniques and Significant Unobservable Inputs Used in the Valuation (Detail) - Discounted cash flow [member] $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Debt securities of financial trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of Level 3 Assets		$ 259,482
Valuation technique		Income approach (discounted cash flow)
Significant unobservable inputs		Discount rate in pesos
Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of Level 3 Assets	$ 376,090	$ 847,773
Valuation technique	Income approach (discounted cash flow)	Income approach (discounted cash flow)
Significant unobservable inputs	Discount rate in pesos	Discount rate in pesos
Minimum Average Term [member] | Debt securities of financial trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high		48.50
Minimum Average Term [member] | Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	43.84	39.27
Maximum Average Term [member] | Debt securities of financial trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high		74.06
Maximum Average Term [member] | Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	47.60	44.97